Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Issued capital	Advance for future capital increase	Treasury shares	Capital reserve	Other comprehensive income (loss)	Accumulated losses
Beginning balance at Dec. 31, 2018	R$ (1,150,038)	R$ 2,209,415		R$ (10,550)	R$ 1,918,373	R$ (153,969)	R$ (5,113,307)
Net loss	(2,403,086)						(2,403,086)
Post-employment benefit	0
Cash flow hedges	(5,292)					(5,292)
Comprehensive income	(2,408,378)					(5,292)	(2,403,086)
Share buyback	(12,853)			(12,853)
Share-based payment	52,095	33,800	R$ 0	7,838	10,457
Ending balance at Dec. 31, 2019	(3,519,174)	2,243,215		(15,565)	1,928,830	(159,261)	(7,516,393)
Net loss	(10,834,709)						(10,834,709)
Post-employment benefit	655					655
Cash flow hedges	159,261					159,261
Comprehensive income	(10,674,793)					159,916	(10,834,709)
Share-based payment	45,217	3,152	20,625	2,383	19,057
Ending balance at Dec. 31, 2020	(14,148,750)	2,246,367	20,625	(13,182)	1,947,887	655	(18,351,102)
Net loss	(4,213,208)						(4,213,208)
Post-employment benefit	5,144					5,144
Cash flow hedges	0
Comprehensive income	(4,208,064)					5,144	(4,213,208)
Share buyback	(16,198)			(16,198)
Share-based payment	40,009	44,509	(20,505)	17,421	(1,416)
Ending balance at Dec. 31, 2021	R$ (18,333,003)	R$ 2,290,876	R$ 120	R$ (11,959)	R$ 1,946,471	R$ 5,799	R$ (22,564,310)